Prospectus Supplement

April 30, 2018

Morgan Stanley Institutional Fund Trust

Supplement dated April 30, 2018 to the Morgan Stanley Institutional Fund Trust Prospectuses dated January 31, 2018

Global Multi-Asset Income Portfolio

Global Strategist Portfolio

Mid Cap Growth Portfolio

The following is hereby added as the last paragraph of the section of each Prospectus entitled "Shareholder Information—Minimum Investment Amounts":

The Adviser, in its sole discretion, may waive a minimum initial investment amount in certain cases.

The section heading of each Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

Conversion Features

The last sentence of the section of each Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted.

The following is hereby added to the end of the section of each Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features":

Furthermore, the Adviser may in its sole discretion permit a conversion of one share Class to another share Class of the same Fund in certain other circumstances, provided that the Fund's eligibility requirements are met, and subject to the shareholder's consent. Such conversions will be on the basis of the relative NAVs and without the imposition of any redemption fee or other charge.

A conversion of shares of one Class directly for shares of another Class of the same Fund normally should not be taxable for federal income tax purposes.

Please ask your financial advisor if you are eligible for converting a Class of shares pursuant to these conversion features. You should talk to your tax advisor before making a conversion.

Please retain this supplement for future reference.

  IFTCONVFGMAIPROSPT-0418

Prospectus Supplement

April 30, 2018

Morgan Stanley Institutional Fund Trust

Supplement dated April 30, 2018 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2018

Core Plus Fixed Income Portfolio

Corporate Bond Portfolio

High Yield Portfolio

Short Duration Income Portfolio

Strategic Income Portfolio

The following is hereby added as the last paragraph of the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts":

The Adviser, in its sole discretion, may waive a minimum initial investment amount in certain cases.

The section heading of the Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

Conversion Features

The last sentence of the section of the Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted.

The following is hereby added to the end of the section of the Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features":

Furthermore, the Adviser may in its sole discretion permit a conversion of one share Class to another share Class of the same Fund in certain other circumstances, provided that the Fund's eligibility requirements are met, and subject to the shareholder's consent. Such conversions will be on the basis of the relative NAVs and without the imposition of any redemption fee or other charge.

A conversion of shares of one Class directly for shares of another Class of the same Fund normally should not be taxable for federal income tax purposes.

Please ask your financial advisor if you are eligible for converting a Class of shares pursuant to these conversion features. You should talk to your tax advisor before making a conversion.

Please retain this supplement for future reference.

  IFTCONVFCPFIPROSPT-0418